Note 6 - Leases	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

6. Leases

The Company’s lease portfolio consists primarily of operating leases for office space and equipment with contractual terms expiring from November 2021 to December 2025. Lease contracts may include one or more renewal options that allow the Company to extend the lease term, typically from three years per each renewal option. The exercise of lease options is generally at the discretion of the Company. None of the Company’s leases contain residual value guarantees, substantial restrictions, or covenants. The Company’s leases are substantially within Australia.

	December 31,
	2021	2020
	A$	A$
Operating lease right-of-use assets:
Non-current	2,050,336	4,024,962
Operating lease liabilities:
Current	500,284	524,844
Non-current	1,690,716	3,594,531

Weighted average remaining lease terms (in years)	4.0	7.0
Weighted average discount rate	5.0%	6.0%

The components of lease income/expense were as follows:

	Years ended December 31,
	2021	2020
	A$	A$
Fixed payment operating lease expense	715,086	771,693
Short-term lease expense	0	100,361
Sub-lease income	163,397	180,631

The sub-lease income was deemed an operating lease.

The components of the fixed payment operating and short-term lease expense as classified in the Consolidated Statements of Comprehensive Income/(Loss) are as follows:

	Years ended December 31,
	2021	2020
	A$	A$
Cost of goods sold	119,437	141,291
Cost of services	104,344	100,266
Research and development	360,159	511,227
Selling, general and administrative	131,146	119,270
	715,086	872,054

Supplemental cash flow information related to the Company’s leases was as follows:

	Years ended December 31,
	2021	2020
	A$	A$
Operating cash outflows from operating leases	716,247	488,382

Supplemental noncash information related to the Company’s leases was as follows:

	Years ended December 31,
	2021	2020
	A$	A$
Right of use assets obtained in exchange for lease liabilities	0	4,324,727
Right of use asset modifications	(1,392,953)	0

Future lease payments are as follows:

December 31, 2021
A$
2022	598,564
2023	594,392
2024	608,443
2025	623,654
2026	0
Thereafter	0
Total future lease payments	2,425,053
Less: imputed interest	(234,053)
Total operating lease liabilities	2,191,000
Current	500,284
Non-current	1,690,716

On January 1, 2021, the lease for 1 Corporate Avenue was terminated and a new lease entered into simultaneously. The lease expires on December 31, 2025 with an option to renew the lease for two further terms of five years each. The renewal option periods have not been included in the lease term as the Company is not reasonably certain that they will be exercised.

On June 28, 2021, HRL entered into a premises lease, which commenced in February 2022, with a ten-year contractual period. The lease does not include an option to renew the lease for a further term.

On October 22, 2021, UBS entered into a lease arrangement to install solar panels and inverters ("panels"). The lease commenced in January 2022 upon installation of the panels. The panels were installed at the Company’s 1 Corporate Avenue premises. The lease has a term of seven years and an option to buy at the end of the term.

As of December 31, 2021, the Company has not entered into any other lease agreements that have not yet commenced.